Borrowings	18 Months Ended
Oct. 31, 2018
Borrowings [Abstract]
Borrowings
21 Borrowings

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Bank loan secured		4,996,913		1,595,188
Unamortized prepaid facility arrangement fees and original issue discounts		(151,033)		(33,652)
		4,845,880		1,561,536

	October 31, 2018						April 30, 2017
	Bank loan secured		Unamortized prepaid facility arrangement fees and original issue discounts		Total		Bank loan secured		Unamortized prepaid facility arrangement fees and original issue discounts		Total
Reported within:	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Current liabilities		50,347		(46,645)		3,702		83,788		(12,604)		71,184
Non-current liabilities		4,946,566		(104,388)		4,842,178		1,511,400		(21,048)		1,490,352
		4,996,913		(151,033)		4,845,880		1,595,188		(33,652)		1,561,536

The following Facilities were drawn as at October 31, 2018:

•	The $1,503.8m senior secured term loan B-2 issued by MA FinanceCo LLC is priced at LIBOR plus 2.25% (subject to a LIBOR floor of 0.00%);
•	The $2,580.5m senior secured seven-year term loan B issued by Seattle SpinCo. Inc. is priced at LIBOR plus 2.50% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%;
•	The $382.1m senior secured seven-year term loan B-3 issued by MA FinanceCo LLC is priced at LIBOR plus 2.50% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%; and
•
The €466.5m (equivalent to $530.5m) senior secured seven-year term loan B issued by MA FinanceCo LLC is priced at EURIBOR plus 2.75% (subject to a EURIBOR floor of 0.00%) with an original issue discount of 0.25%.

The following Facilities were undrawn as at October 31, 2018:

•
A senior secured revolving credit facility of $500.0m, (“Revolving Facility”), with an interest rate of 3.25% above LIBOR on amounts drawn (and 0.375% on amounts undrawn) thereunder (subject to a LIBOR floor of 0.00%).

The only financial covenant attaching to these facilities relates to the Revolving Facility, which is subject to an aggregate net leverage covenant only in circumstances where more than 35% of the Revolving Facility is outstanding at a fiscal quarter end. At October 31, 2018, $nil of the Revolving Facility was drawn together with $4,996.9m of Term Loans giving gross debt of $4,996.9m drawn. As a covenant test is only applicable when the Revolving Facility is drawn down by 35% or more, and $nil of Revolving Facility was drawn at October 31, 2018, no covenant test is applicable.

The movements on the Group loans in the period were as follows:

	Term Loan B-2		Term Loan B		Term Loan C		Term Loan B-3		Seattle Spinco Term Loan B		Euro Term Loan B		Revolving Facility		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1, 2016		-		1,112,250		450,000		-		-		-		225,000		1,787,250
Repayments		-		(9,562)		(37,500)		-		-		-		(325,000)		(372,062)
Draw downs		-		-		-		-		-		-		180,000		180,000
Transfer		1,515,188		(1,102,688)		(412,500)		-		-		-		-		-
At April 30, 2017		1,515,188		-		-		-		-		-		80,000		1,595,188
Acquisitions		-		-		-		-		2,600,000		-		-		2,600,000
Draw downs		-		-		-		385,000		-		523,815		135,000		1,043,815
Repayments		(11,364)		-		-		(2,888)		(19,500)		(4,184)		(215,000)		(252,936)
Foreign exchange		-		-		-		-		-		10,846		-		10,846
At October 31, 2018		1,503,824		-		-		382,112		2,580,500		530,477		-		4,996,913

Borrowings are stated after deducting unamortized prepaid facility fees and original issue discounts. Facility arrangement costs and original issue discounts are amortized between three and six years. The fair value of borrowings equals their carrying amount.

Maturity of borrowings

The maturity profile of the anticipated future cash flows including interest in relation to the Group’s borrowings on an undiscounted basis which, therefore, differs from both the carrying value and fair value, is as follows:

As at October 31, 2018:

	Term Loan B-2		Term Loan B-3		Seattle Spinco Term Loan B		Euro Term Loan B		Revolving Facility		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Within one year		84,294		22,383		151,161		20,080		-		277,918
In one to two years		83,782		22,246		150,235		19,971		-		276,234
In two to three years		82,895		22,009		148,629		19,782		-		273,315
In three to four years		1,462,056		21,821		147,363		19,632		-		1,650,872
In four to five years		-		21,634		146,097		19,483		-		187,214
In more than five years		-		374,164		2,526,819		512,738		-		3,413,721
At October 31, 2018		1,713,027		484,257		3,270,304		611,686		-		6,079,274

As at April 30, 2017:

	Term Loan B-2		Revolving Facility		Total
	$	’000	$	’000	$	’000
Within one year		60,168		80,000		140,168
In one to two years		71,181		-		71,181
In two to three years		70,769		-		70,769
In three to four years		70,053		-		70,053
In four to five years		1,497,867		-		1,497,867
At April 30, 2017		1,770,038		80,000		1,850,038

Assets pledged as collateral

An all assets security has been granted in the US and England & Wales by certain members of the Micro Focus Group organized in such jurisdictions, including security over intellectual property rights and shareholdings of such members of the Micro Focus Group.